Derivative Financial Instruments	12 Months Ended
Mar. 31, 2012
Derivative Financial Instruments
Derivative Financial Instruments

3.  Derivative Financial Instruments

ATK is exposed to market risks arising from adverse changes in:

•                  commodity prices affecting the cost of raw materials and energy,

•                  interest rates, and

•                  foreign exchange risks

In the normal course of business, these risks are managed through a variety of strategies, including the use of derivative instruments.  Commodity forward contracts are periodically used to hedge forecasted purchases of certain commodities, foreign currency exchange contracts are used to hedge forecasted transactions denominated in a foreign currency, and ATK periodically uses interest rate swaps to hedge forecasted interest payments and the risk associated with variable interest rates on long-term debt.

ATK entered into forward contracts for copper and zinc during fiscal 2012, 2011 and 2010.  The contracts essentially establish a fixed price for the underlying commodity and are designated and qualify as effective cash flow hedges of purchases of the commodity.  Ineffectiveness is calculated as the amount by which the change in the fair value of the derivatives exceeds the change in the fair value of the anticipated commodity purchases.

ATK also entered into foreign currency forward contracts during fiscal 2011 and fiscal 2010.  These contracts were used to hedge forecasted inventory purchases and subsequent payments, or customer receivables, denominated in foreign currencies and were designated and qualified as effective cash flow hedges.  Ineffectiveness with respect to forecasted inventory purchases was calculated based on changes in the forward rate until the anticipated purchase occurs; ineffectiveness of the hedge of the accounts payable was evaluated based on the change in fair value of its anticipated settlement.

The fair value of the commodity and foreign currency forward contracts is recorded within other assets or liabilities, as appropriate, and the effective portion is reflected in accumulated Other Comprehensive Income (Loss) in the financial statements.  The gains or losses on the commodity forward contracts are recorded in inventory as the commodities are purchased.   The gains or losses on the foreign currency forward contracts are recorded in earnings when the related inventory is sold.

As of March 31, 2012, ATK had the following outstanding commodity forward contracts that were entered into to hedge forecasted purchases:

Number of Pounds
Copper	22,350,000
Zinc	6,245,000

As of March 31, 2012, ATK had no outstanding foreign currency forward contracts in place.

The table below presents the fair value and location of ATK’s derivative instruments designated as hedging instruments in the consolidated balance sheet as of the periods presented.

		Asset Derivatives		Liability Derivatives
		Fair value as of		Fair value as of
	Location	March 31, 2012	March 31, 2011	March 31, 2012	March 31, 2011
Commodity forward contracts	Other current assets / other accrued liabilities	$12,182	$36,398	$6,518	$—
Commodity forward contracts	Deferred charges and other non-current assets / other long term liabilities	—	12,619	—	—
Foreign currency forward contracts	Other current assets/ accrued liabilities	—	390	—	—
Total		$12,182	$49,407	$6,518	$—

Due to the nature of ATK’s business, the benefits associated with the commodity contracts may be passed on to the customer and not realized by ATK.

For the periods presented below, the derivative gains and losses in the consolidated income statements related to commodity forward contracts and foreign currency forward contracts were as follows:

	Pretax amount of gain (loss) recognized in Other Comprehensive Income (Loss)	Pretax amount of gain (loss) reclassified from Accumulated Other Comprehensive Income (Loss)		Gain or (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Amount	Location	Amount	Location	Amount
Fiscal year ended March 31, 2012
Commodity forward contracts	$5,664	Cost of Sales	$24,424	Cost of Sales	$—

Fiscal year ended March 31, 2011
Commodity forward contracts	$49,017	Cost of Sales	$26,491	Cost of Sales	$—
Foreign currency forward contracts	390	Cost of Sales	—	Cost of Sales	—

All derivatives used by ATK during the periods presented were designated as hedging instruments.

There was no ineffectiveness recognized in earnings for these contracts during any of the periods presented.  ATK expects that any unrealized losses will be realized and reported in cost of sales as the cost of the commodities is included in cost of sales. Estimated and actual gains or losses will change as market prices change.